SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of Changes in Stock Option Activity
A summary of employee option activity under the Company's stock option plans as of December 31, 2017 and changes during the year ended December 31, 2017 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2017	592,576	4.6	52.1	277
Exercised	(78,100)	4.2
Forfeited	(101,500)	4.85

Outstanding at December 31, 2017	412,976	4.616	44.21	183

Exercisable at December 31, 2017	99,643	4.49	29.47	57

Schedule of Stock Options Outstanding
The options outstanding as of December 31, 2017 are follows:

Number of options outstanding as of December 31, 2017	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2017
		(In months)

54,000	5.0	50.89	-
139,476	4.96	39.37	39,476
24,000	4.4	41.22	8,000
156,500	4.15	43.77	52,167
39,000	4.86	55.94	-

412,976		44.21	99,643